SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Leasehold buildings [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	50 years	50 years
Residual Value	0.00%	0.00%
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Residual Value	5.00%	5.00%
Furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years	3 years
Furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years	10 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Residual Value	5.00%	5.00%
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years	3 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years	10 years
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years	10 years
Residual Value	0.00%	0.00%